UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

1968 N. Lake Ave. #303

Altadena, CA 91001

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

1968 N. Lake Ave. #303

Altadena, CA 91001

(Name and address of agents for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
Common Stocks – 91.6%
Basic Materials – 3.9%
AdvanSix, Inc. *	6,100	$148,474
AK Steel Holding Corp.*	7,400	16,650
Alcoa Corp.*	2,500	66,450
Allegheny Technologies, Inc.*	8,100	176,337
American Vanguard Corp. *	13,300	202,027
Balchem Corp.	1,400	109,690
Carpenter Technology Corp.	21,600	769,176
Century Aluminum Co.*	28,400	207,604
Clearwater Paper Corp.*1	5,600	136,472
Coeur Mining, Inc.*	34,700	155,109
Commercial Metals Co.	51,700	828,234
Domtar Corp.	3,300	115,929
Friedman Industries, Inc.	5,500	38,775
H.B. Fuller Co.	2,600	110,942
Hawkins, Inc.	2,700	110,565
Hecla Mining Co.	178,538	421,350
Ingevity Corp.*	1,600	133,904
Innospec, Inc.	1,950	120,432
Intrepid Potash, Inc.*	10,300	26,780
Kaiser Aluminum Corp.	4,213	376,179
Kraton Corp.*	15,100	329,784
Kronos Worldwide, Inc.	5,000	57,600
Landec Corp.*	10,300	121,952
Materion Corp.	11,200	503,888
McEwen Mining, Inc.	23,800	43,316
Mercer International, Inc.	24,700	257,868
Minerals Technologies, Inc.	2,500	128,350
Oil-Dri Corp. of America	1,400	37,100
Olin Corp.	7,900	158,869
PH Glatfelter Co.	19,667	191,950
Platform Specialty Products Corp.*	73,600	760,288
PolyOne Corp.	1,400	40,040
Rayonier Advanced Materials, Inc.	16,750	178,387
Reliance Steel & Aluminum Co.	3,000	213,510
Resolute Forest Products, Inc.	18,400	145,912
Rogers Corp.*1	700	69,342
Schnitzer Steel Industries, Inc. - Class A	8,200	176,710
Schweitzer-Mauduit International, Inc.	2,300	57,615
Shiloh Industries, Inc.*	3,600	20,988
Stepan Co.	7,350	543,900
Tronox Ltd. - Class A	16,000	124,480
United States Steel Corp.	5,400	98,496
Universal Stainless & Alloy Products, Inc.*	3,300	53,493

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Basic Materials (Continued)
Verso Corp. - Class A*	14,300	$320,320
		8,905,237
Communications – 4.3%
1-800-Flowers.com, Inc. - Class A*1	3,813	46,633
ADTRAN, Inc.	5,900	63,366
ATN International, Inc.	7,629	545,702
Cars.com, Inc. *	5,300	113,950
Consolidated Communications Holdings, Inc.[1]	17,700	174,876
DASAN Zhone Solutions, Inc.*	1,600	22,256
Entravision Communications Corp. - Class A	5,600	16,296
ePlus, Inc.*	6,280	446,947
EW Scripps Co. - Class A	29,016	456,422
Finisar Corp.*	51,900	1,121,040
Gannett Co., Inc.	55,700	475,121
GCI Liberty, Inc.*	1,100	45,276
Gray Television, Inc.*	39,800	586,652
Harmonic, Inc.*	21,700	102,424
Hemisphere Media Group, Inc.*	3,500	42,490
IDT Corp. - Class B*	1,800	11,142
Intelsat S.A. *	2,500	53,475
Iridium Communications, Inc.*1	56,600	1,044,270
KVH Industries, Inc.*	4,700	48,363
Liberty Expedia Holdings, Inc. - Class A*	1,900	74,309
Liberty Latin America Ltd. - Class C*	2,100	30,597
Liquidity Services, Inc.*	8,500	52,445
LogMeIn, Inc.	1,900	154,983
Marchex, Inc. - Class B	19,000	50,350
Meet Group, Inc.*	9,000	41,670
Meredith Corp.[1]	2,900	150,626
NETGEAR, Inc.*	15,300	796,059
New Media Investment Group, Inc.	15,500	179,335
New York Times Co. - Class A	3,300	73,557
Nexstar Media Group, Inc. - Class A1	1,900	149,416
NIC, Inc.	9,000	112,320
Perficient, Inc.*	4,900	109,074
Preformed Line Products Co.	700	37,975
Rubicon Project, Inc.*	9,567	35,685
Saga Communications, Inc. - Class A	2,000	66,460
Scholastic Corp.	17,130	689,654
Sinclair Broadcast Group, Inc. - Class A	6,800	179,112
Spok Holdings, Inc.	8,800	116,688
TEGNA, Inc.	5,300	57,611
Telephone & Data Systems, Inc.	27,800	904,612

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Communications (Continued)
TESSCO Technologies, Inc.	1,800	$21,600
Tribune Media Co. - Class A	6,000	272,280
United States Cellular Corp.*	1,400	72,758
Vonage Holdings Corp.*	2,500	21,825
		9,867,702
Consumer, Cyclical – 15.4%
Abercrombie & Fitch Co. - Class A	25,100	503,255
Allegiant Travel Co.	400	40,088
AMC Entertainment Holdings, Inc. - Class A1	5,900	72,452
America's Car-Mart, Inc.*	2,900	210,105
American Axle & Manufacturing Holdings, Inc.*	42,100	467,310
American Eagle Outfitters, Inc.	6,600	127,578
Anixter International, Inc.*	7,900	429,049
Asbury Automotive Group, Inc.*	1,200	79,992
Ascena Retail Group, Inc.*1	37,800	94,878
AutoNation, Inc.*	1,300	46,410
Barnes & Noble Education, Inc. *	9,500	38,095
Barnes & Noble, Inc.	6,700	47,503
Bassett Furniture Industries, Inc.	4,050	81,162
BBX Capital Corp.	7,800	44,694
Beacon Roofing Supply, Inc.*	3,810	120,853
Beazer Homes USA, Inc.*	3,200	30,336
Bed Bath & Beyond, Inc.[1]	35,400	400,728
Belmond Ltd. - Class A*	31,250	782,187
Biglari Holdings, Inc. - Class A*	10	5,877
BJ's Restaurants, Inc.	1,100	55,627
BMC Stock Holdings, Inc.*	7,000	108,360
Bojangles', Inc.*	4,300	69,144
Boot Barn Holdings, Inc.*	6,800	115,804
Buckle, Inc.[1]	6,400	123,776
Burlington Stores, Inc.*	1,700	276,539
Caleres, Inc.	16,100	448,063
Callaway Golf Co.	18,350	280,755
Cannae Holdings, Inc.*	17,400	297,888
Cato Corp. - Class A	9,600	136,992
Century Casinos, Inc.*	3,400	25,126
Century Communities, Inc.*1	6,072	104,803
Chico's FAS, Inc.	15,050	84,581
Children's Place, Inc.	440	39,640
Choice Hotels International, Inc.	3,300	236,214
Churchill Downs, Inc.	260	63,424
Citi Trends, Inc.	5,600	114,184
Columbia Sportswear Co.	9,416	791,791

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Consumer, Cyclical (Continued)
Conn's, Inc.*	3,400	$64,124
Cooper Tire & Rubber Co.[1]	6,000	193,980
Cooper-Standard Holdings, Inc.*	950	59,014
Core-Mark Holding Co., Inc.	9,200	213,900
Crocs, Inc.*	3,850	100,023
Dave & Buster's Entertainment, Inc.	2,000	89,120
Deckers Outdoor Corp.*	10,000	1,279,500
Del Frisco's Restaurant Group, Inc. *	5,025	35,929
Del Taco Restaurants, Inc.*	19,600	195,804
Delta Apparel, Inc.*	3,600	62,028
Dick's Sporting Goods, Inc.	10,050	313,560
Dillard's, Inc. - Class A1	6,600	398,046
Dine Brands Global, Inc.	1,000	67,340
Dorman Products, Inc.*	2,900	261,058
Douglas Dynamics, Inc.	1,500	53,835
DSW, Inc. - Class A	34,800	859,560
El Pollo Loco Holdings, Inc.*	8,900	135,013
Eldorado Resorts, Inc.*1	900	32,589
Essendant, Inc.	15,500	194,990
Ethan Allen Interiors, Inc.	4,000	70,360
Express, Inc.*	12,700	64,897
EZCORP, Inc. - Class A*	24,500	189,385
FirstCash, Inc.	7,808	564,909
Flexsteel Industries, Inc.	2,172	47,958
Fossil Group, Inc.*1	3,300	51,909
Fox Factory Holding Corp.*	3,400	200,158
G-III Apparel Group Ltd.*	22,900	638,681
GameStop Corp. - Class A1	11,800	148,916
Genesco, Inc.*	7,500	332,250
Gentherm, Inc.*	1,700	67,966
GMS, Inc.*	2,800	41,608
Golden Entertainment, Inc.*	2,800	44,856
Green Brick Partners, Inc.*	4,798	34,738
Group 1 Automotive, Inc.	10,400	548,288
Guess?, Inc.	44,550	925,303
Habit Restaurants, Inc. - Class A*	2,100	22,050
Hamilton Beach Brands Holding Co. - Class A	3,900	91,494
Hamilton Beach Brands Holding Co. - Class B	2,891	67,823
Haverty Furniture Cos., Inc.	10,300	193,434
Hawaiian Holdings, Inc.	1,000	26,410
Herman Miller, Inc.	1,700	51,425
Hibbett Sports, Inc.*	2,500	35,750
Hilton Grand Vacations, Inc. *	1,300	34,307
Hooker Furniture Corp.	1,660	43,724

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Consumer, Cyclical (Continued)
Houston Wire & Cable Co.*	3,700	$18,722
Installed Building Products, Inc.*1	2,500	84,225
Interface, Inc.	3,200	45,600
International Speedway Corp. - Class A	4,200	184,212
iRobot Corp.*1	600	50,244
Jack in the Box, Inc.	470	36,486
Johnson Outdoors, Inc. - Class A1	3,100	182,094
KB Home	7,100	135,610
Kewaunee Scientific Corp.	1,300	43,212
Kimball International, Inc. - Class B	4,000	56,760
Kirkland's, Inc.*	4,100	39,073
La-Z-Boy, Inc.	8,530	236,366
Lakeland Industries, Inc.*	2,900	30,276
LCI Industries	1,800	120,240
LGI Homes, Inc. *1	4,800	217,056
Liberty TripAdvisor Holdings, Inc. - Class A*	14,100	224,049
Lithia Motors, Inc. - Class A	3,100	236,623
Lumber Liquidators Holdings, Inc.*	2,100	19,992
M/I Homes, Inc.*	10,000	210,200
Marcus Corp.	11,380	449,510
Marine Products Corp.[1]	6,301	106,550
MarineMax, Inc.*	11,300	206,903
Marriott Vacations Worldwide Corp.	5,705	402,260
MDC Holdings, Inc.	26,626	748,457
Meritage Homes Corp.*	15,700	576,504
Methode Electronics, Inc.	5,000	116,450
Miller Industries, Inc.	5,025	135,675
Mobile Mini, Inc.	14,600	463,550
Modine Manufacturing Co.*	19,004	205,433
Monarch Casino & Resort, Inc.*	2,300	87,722
Motorcar Parts of America, Inc.*	3,700	61,568
Movado Group, Inc.	9,050	286,161
Navistar International Corp.*	4,400	114,180
New Home Co., Inc.*	4,000	20,920
Nexeo Solutions, Inc.*	5,000	42,950
Office Depot, Inc.	219,550	566,439
Oxford Industries, Inc.	1,300	92,352
Papa Murphy's Holdings, Inc.*1	7,900	37,525
PC Connection, Inc.	13,242	393,685
Penske Automotive Group, Inc.	1,600	64,512
PetMed Express, Inc.[1]	1,900	44,194
RCI Hospitality Holdings, Inc.	3,600	80,388
Reading International, Inc. - Class A*	11,989	174,320
Red Lion Hotels Corp.*	9,700	79,540

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Consumer, Cyclical (Continued)
Red Robin Gourmet Burgers, Inc.*	900	$24,048
Regis Corp.*1	22,946	388,935
Rocky Brands, Inc.	4,600	119,600
Rush Enterprises, Inc. - Class A	14,437	497,788
Rush Enterprises, Inc. - Class B	4,880	173,728
Sally Beauty Holdings, Inc.*	6,300	107,415
ScanSource, Inc.*	9,300	319,734
Shoe Carnival, Inc.[1]	7,500	251,325
Signet Jewelers Ltd.[1]	14,350	455,900
SkyWest, Inc.	30,580	1,359,893
Sonic Automotive, Inc. - Class A	6,000	82,560
Spartan Motors, Inc.	7,827	56,589
Speedway Motorsports, Inc.	13,819	224,835
Spirit Airlines, Inc.*	10,200	590,784
Standard Motor Products, Inc.	3,300	159,819
Steelcase, Inc. - Class A	6,600	97,878
Steven Madden Ltd.	5,950	180,047
Superior Group of Cos., Inc.	1,954	34,488
Tailored Brands, Inc.	3,800	51,832
Taylor Morrison Home Corp. - Class A*	38,788	616,729
Tile Shop Holdings, Inc.	8,400	46,032
Tilly's, Inc. - Class A	8,190	88,943
Titan International, Inc.	11,350	52,891
Titan Machinery, Inc.*	3,500	46,025
Toll Brothers, Inc.	24,400	803,492
Tower International, Inc.	1,500	35,700
TRI Pointe Group, Inc.*1	63,900	698,427
Triton International Ltd./Bermuda	15,900	494,013
Tuesday Morning Corp.*1	11,200	19,040
Unifi, Inc.*	5,497	125,551
UniFirst Corp.	4,500	643,815
Universal Electronics, Inc.*	1,400	35,392
Urban Outfitters, Inc.*	5,000	166,000
Vera Bradley, Inc.*1	15,200	130,264
Veritiv Corp.*	5,200	129,844
Vista Outdoor, Inc.*	3,300	37,455
Wabash National Corp.[1]	15,200	198,816
WESCO International, Inc.*	8,550	410,400
William Lyon Homes - Class A*	13,800	147,522
Winnebago Industries, Inc.	4,800	116,208
Wolverine World Wide, Inc.	8,900	283,821
World Fuel Services Corp.	25,600	548,096

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Consumer, Cyclical (Continued)
Zumiez, Inc.*	12,600	$241,542
		35,165,279
Consumer, Non-cyclical – 12.6%
Aaron's, Inc.[1]	24,200	1,017,610
ABM Industries, Inc.	13,100	420,641
Acadia Healthcare Co., Inc.*1	20,500	527,055
ACCO Brands Corp.	59,200	401,376
Addus HomeCare Corp.*1	700	47,516
Adtalem Global Education, Inc.*1	17,400	823,368
Alico, Inc.	1,900	56,050
AMAG Pharmaceuticals, Inc.*1	5,000	75,950
American Public Education, Inc.*	6,100	173,606
Amneal Pharmaceuticals, Inc.*1	2,300	31,119
Andersons, Inc.	12,400	370,636
AngioDynamics, Inc.*	18,600	374,418
Apollo Medical Holdings, Inc.*	2,500	49,625
Avanos Medical, Inc. *	3,900	174,681
Avon Products, Inc.*	6,000	9,120
B&G Foods, Inc.[1]	4,800	138,768
Bridgepoint Education, Inc.*	4,500	31,545
Brookdale Senior Living, Inc.*	20,000	134,000
CAI International, Inc.*	10,100	234,623
Cal-Maine Foods, Inc.	2,600	109,980
Cardtronics PLC - Class A*	2,000	52,000
Career Education Corp.*	7,806	89,145
Cass Information Systems, Inc.	1,848	97,796
CBIZ, Inc.*	14,300	281,710
Central Garden & Pet Co. - Class A*	7,770	242,812
Chemed Corp.	900	254,952
Civitas Solutions, Inc.*	3,100	54,281
Coca-Cola Bottling Co. Consolidated	400	70,952
Community Health Systems, Inc.*1	13,500	38,070
Concert Pharmaceuticals, Inc.*	3,800	47,690
CONMED Corp.	9,200	590,640
CorVel Corp.*	1,700	104,924
CRA International, Inc.	4,600	195,730
CryoLife, Inc.*	7,100	201,498
Cutera, Inc.*	4,100	69,782
Darling Ingredients, Inc.*	56,300	1,083,212
Dean Foods Co.	27,700	105,537
Diplomat Pharmacy, Inc.*1	4,200	56,532
Edgewell Personal Care Co.*	1,400	52,290
Emerald Expositions Events, Inc.	3,700	45,658

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Consumer, Non-cyclical (Continued)
Emergent BioSolutions, Inc.*	1,200	$71,136
Enanta Pharmaceuticals, Inc.*1	1,650	116,870
Endo International PLC*	13,900	101,470
Ennis, Inc.[1]	9,900	190,575
Ensign Group, Inc.	3,140	121,801
EVERTEC, Inc.	1,700	48,790
Franklin Covey Co.*	1,200	26,796
Fresh Del Monte Produce, Inc.	18,100	511,687
FTI Consulting, Inc.*	19,400	1,292,816
Geron Corp.*	32,000	32,000
Graham Holdings Co. - Class B	500	320,290
Grand Canyon Education, Inc.*	2,500	240,350
Green Dot Corp. - Class A*	6,400	508,928
Haemonetics Corp.*	1,300	130,065
Heidrick & Struggles International, Inc.	7,500	233,925
Helen of Troy Ltd.*	4,600	603,428
Hertz Global Holdings, Inc.*	32,050	437,482
HMS Holdings Corp.*	1,800	50,634
Horizon Pharma Plc*	4,200	82,068
Hostess Brands, Inc.*	14,500	158,630
Huron Consulting Group, Inc.*	2,200	112,882
ICF International, Inc.	8,798	569,934
ICU Medical, Inc.*	1,000	229,630
Ingles Markets, Inc. - Class A	3,450	93,909
Innoviva, Inc.*	8,700	151,815
Insperity, Inc.	3,100	289,416
Integer Holdings Corp.*	10,460	797,680
Inter Parfums, Inc.	1,100	72,127
Invacare Corp.	5,600	24,080
John B Sanfilippo & Son, Inc.	2,168	120,671
K12, Inc.*1	18,150	449,938
Kelly Services, Inc. - Class A	17,400	356,352
Korn/Ferry International	11,320	447,593
Lancaster Colony Corp.[1]	500	88,430
Lantheus Holdings, Inc.*	1,600	25,040
LHC Group, Inc.*1	8,168	766,812
LiveRamp Holdings, Inc.*	3,700	142,931
LSC Communications, Inc.	4,100	28,700
Luminex Corp.	600	13,866
Macquarie Infrastructure Corp.	5,800	212,048
Magellan Health, Inc.*	11,100	631,479
Mallinckrodt PLC*	32,400	511,920
Mannatech, Inc.	2,100	39,480
ManpowerGroup, Inc.	1,700	110,160

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Consumer, Non-cyclical (Continued)
Matthews International Corp. - Class A	4,030	$163,699
Meridian Bioscience, Inc.	4,900	85,064
Merit Medical Systems, Inc.*	4,000	223,240
Misonix, Inc.*	4,600	73,646
Molina Healthcare, Inc.*	600	69,732
Myriad Genetics, Inc.*	10,800	313,956
NanoString Technologies, Inc.*	5,700	84,531
National HealthCare Corp.	2,800	219,660
Natural Alternatives International, Inc.*	2,800	27,524
Natural Grocers by Vitamin Cottage, Inc.*	5,000	76,650
Natural Health Trends Corp.[1]	3,000	55,470
Navigant Consulting, Inc.	26,100	627,705
Novavax, Inc.*1	12,800	23,552
Nutrisystem, Inc.	1,400	61,432
OrthoPediatrics Corp.*	700	24,416
Pacira Pharmaceuticals, Inc.*	500	21,510
Patterson Cos., Inc.[1]	3,400	66,844
PDL BioPharma, Inc.*	65,600	190,240
Performant Financial Corp.*	15,300	34,425
Phibro Animal Health Corp. - Class A	2,100	67,536
Prestige Consumer Healthcare, Inc.*	13,800	426,144
Providence Service Corp.*	400	24,008
Quad/Graphics, Inc.	5,925	72,996
Quanex Building Products Corp.	9,600	130,464
RadNet, Inc.*	6,369	64,773
Rent-A-Center, Inc.*	19,100	309,229
Resources Connection, Inc.	9,300	132,060
RTI Surgical, Inc.*	12,400	45,880
Sabre Corp.	4,000	86,560
Sanderson Farms, Inc.	3,850	382,266
Sarepta Therapeutics, Inc.*1	1,100	120,043
SEACOR Marine Holdings, Inc.*	3,900	45,864
SeaSpine Holdings Corp.*1	3,100	56,544
Select Medical Holdings Corp.*	34,049	522,652
Seneca Foods Corp. - Class A*	3,800	107,236
Simply Good Foods Co.*	2,000	37,800
SpartanNash Co.	14,800	254,264
Spectrum Pharmaceuticals, Inc.*1	4,100	35,875
Strategic Education, Inc.	550	62,381
Surgery Partners, Inc.*	1,800	17,622
Syneos Health, Inc.*	2,900	114,115
Team, Inc.*1	8,900	130,385
Tejon Ranch Co.*	1,900	31,502
Textainer Group Holdings Ltd.*	4,700	46,812

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Consumer, Non-cyclical (Continued)
Tivity Health, Inc.*	1,900	$47,139
Tootsie Roll Industries, Inc.[1]	1,000	33,400
Travelport Worldwide Ltd.	4,300	67,166
TreeHouse Foods, Inc.*	2,800	141,988
TriNet Group, Inc.*	3,200	134,240
Triple-S Management Corp. - Class B*	10,600	184,334
TrueBlue, Inc.*	11,700	260,325
United Natural Foods, Inc.*	10,900	115,431
United Therapeutics Corp.*	1,100	119,790
UNITY Biotechnology, Inc.*1	2,750	44,715
Universal Corp.	3,200	173,280
Universal Technical Institute, Inc.*	5,276	19,257
Vectrus, Inc.*	1,500	32,370
Viad Corp.	8,400	420,756
Village Super Market, Inc. - Class A	2,100	56,154
WD-40 Co.[1]	1,100	201,586
Weis Markets, Inc.	9,352	446,839
Xencor, Inc.*	900	32,544
		28,803,153
Energy – 6.3%
Abraxas Petroleum Corp.*	19,100	20,819
Adams Resources & Energy, Inc.	1,175	45,484
Archrock, Inc.	46,700	349,783
Basic Energy Services, Inc.*	6,400	24,576
Bonanza Creek Energy, Inc.*	4,600	95,082
C&J Energy Services, Inc. *	8,400	113,400
Callon Petroleum Co.*	55,850	362,467
Clean Energy Fuels Corp.*	15,700	27,004
CNX Resources Corp.*	15,300	174,726
Concho Resources, Inc.*	2,256	231,894
CONSOL Energy, Inc. *	2,925	92,752
CVR Energy, Inc.	10,600	365,488
Delek U.S. Holdings, Inc.	20,138	654,686
Denbury Resources, Inc.*	13,700	23,427
Diamond Offshore Drilling, Inc.*1	4,200	39,648
DMC Global, Inc.	7,700	270,424
Dril-Quip, Inc.*	10,200	306,306
Ensco PLC - Class A1	97,679	347,737
Era Group, Inc. *	5,100	44,574
Exterran Corp. *	2,800	49,560
FutureFuel Corp.	10,300	163,358
Green Plains, Inc.	16,900	221,559
Gulfport Energy Corp.*	50,800	332,740

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Energy (Continued)
Hallador Energy Co.	5,100	$25,857
Helix Energy Solutions Group, Inc.*	51,400	278,074
Helmerich & Payne, Inc.	9,200	441,048
HighPoint Resources Corp.*	25,400	63,246
KLX Energy Services Holdings, Inc. *	3,300	77,385
Laredo Petroleum, Inc.*	35,100	127,062
Matador Resources Co.*	800	12,424
Matrix Service Co.*	9,100	163,254
McDermott International, Inc.*1	20,313	132,849
MRC Global, Inc.*	3,100	37,913
Nabors Industries Ltd.[1]	46,500	93,000
NACCO Industries, Inc. - Class A	2,791	94,615
Natural Gas Services Group, Inc.*	6,741	110,822
Newpark Resources, Inc.*	20,100	138,087
Noble Corp. plc*	21,700	56,854
NOW, Inc. *	15,300	178,092
Oasis Petroleum, Inc.*	103,100	570,143
Oceaneering International, Inc.*	16,400	198,440
Oil States International, Inc.*	20,100	287,028
Parsley Energy, Inc. - Class A*	33,400	533,732
Patterson-UTI Energy, Inc.	20,500	212,175
PBF Energy, Inc. - Class A	31,600	1,032,372
PDC Energy, Inc.*	13,500	401,760
Penn Virginia Corp.*	1,100	59,466
ProPetro Holding Corp.*	900	11,088
QEP Resources, Inc.*	52,800	297,264
Range Resources Corp.[1]	27,300	261,261
Renewable Energy Group, Inc.*1	22,050	566,685
REX American Resources Corp.*	3,318	225,989
Rowan Cos. Plc - Class A*	44,900	376,711
SEACOR Holdings, Inc.*	12,154	449,698
SemGroup Corp. - Class A	13,600	187,408
SM Energy Co.	22,400	346,752
Southwestern Energy Co.*	143,000	487,630
SRC Energy, Inc.*	40,600	190,820
SunCoke Energy, Inc.*	26,400	225,720
Superior Energy Services, Inc.*	23,100	77,385
Trecora Resources*	5,900	46,020
U.S. Silica Holdings, Inc.[1]	3,900	39,702
Unit Corp.*	18,300	261,324
Warrior Met Coal, Inc.	2,900	69,919
Whiting Petroleum Corp.*	10,700	242,783
WildHorse Resource Development Corp.*	1,700	23,987

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Energy (Continued)
WPX Energy, Inc.*	21,350	$242,323
		14,313,661
Financial – 26.6%
1st Source Corp.	10,812	436,156
Access National Corp.	3,702	78,964
ACNB Corp.	2,100	82,425
Air Lease Corp.	11,600	350,436
Aircastle Ltd.	23,560	406,174
Alexander & Baldwin, Inc.*	6,339	116,511
Altisource Portfolio Solutions S.A.*1	5,400	121,446
Ambac Financial Group, Inc. *	15,300	263,772
American Equity Investment Life Holding Co.	47,890	1,338,047
American National Bankshares, Inc.[1]	1,366	40,037
American National Insurance Co.	1,900	241,756
American River Bankshares	1,300	17,940
Ameris Bancorp	1,910	60,490
AMERISAFE, Inc.	6,888	390,481
AmeriServ Financial, Inc.	6,700	27,001
Argo Group International Holdings Ltd.	10,913	733,899
Artisan Partners Asset Management, Inc. - Class A	1,400	30,954
Aspen Insurance Holdings Ltd.	5,060	212,469
Associated Banc-Corp	14,253	282,067
Assured Guaranty Ltd.	1,200	45,936
Axis Capital Holdings Ltd.	900	46,476
Axos Financial, Inc.*1	6,500	163,670
Banc of California, Inc.	8,600	114,466
BancFirst Corp.	2,384	118,962
Bancorp, Inc.*	4,900	39,004
BancorpSouth Bank[1]	9,100	237,874
Bank of Commerce Holdings	6,200	67,952
Bank of Marin Bancorp	2,110	87,016
Bank OZK	8,100	184,923
BankFinancial Corp.	9,450	141,278
BankUnited, Inc.	1,900	56,886
Banner Corp.	7,610	406,983
Bar Harbor Bankshares	3,554	79,716
Beneficial Bancorp, Inc.	8,600	122,894
Berkshire Hills Bancorp, Inc.	16,336	440,582
Blucora, Inc.*	20,900	556,776
Blue Hills Bancorp, Inc.	5,300	113,102
Boston Private Financial Holdings, Inc.	7,900	83,503
Bridge Bancorp, Inc.	1,000	25,490
Brookline Bancorp, Inc.	28,900	399,398

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Financial (Continued)
C&F Financial Corp.	1,100	$58,531
Camden National Corp.	4,271	153,628
Capital City Bank Group, Inc.	2,045	47,464
Capitol Federal Financial, Inc.	29,900	381,823
Carolina Financial Corp.	2,500	73,975
Cathay General Bancorp	16,600	556,598
CenterState Bank Corp.	2,973	62,552
Central Pacific Financial Corp.	3,000	73,050
Central Valley Community Bancorp	3,760	70,951
Century Bancorp, Inc. - Class A	515	34,881
Chemical Financial Corp.[1]	10,290	376,717
Citizens & Northern Corp.	700	18,501
City Holding Co.	3,499	236,497
Civista Bancshares, Inc.	1,096	19,092
CNB Financial Corp.	4,430	101,669
CNO Financial Group, Inc.	53,080	789,830
Codorus Valley Bancorp, Inc.	1,231	26,159
Colony Bankcorp, Inc.	2,100	30,660
Columbia Banking System, Inc.	11,600	420,964
Community Bank System, Inc.	4,872	284,038
Community Bankers Trust Corp.*	3,286	23,725
Community Financial Corp.	900	26,316
Community Trust Bancorp, Inc.	3,380	133,882
ConnectOne Bancorp, Inc.	6,100	112,667
Consumer Portfolio Services, Inc.*	10,700	32,207
Cowen, Inc.*	4,550	60,697
Crawford & Co. - Class B	8,300	74,700
Customers Bancorp, Inc.*	10,950	199,290
CVB Financial Corp.[1]	16,200	327,726
Dime Community Bancshares, Inc.	8,900	151,122
Donegal Group, Inc. - Class A	5,031	68,648
Eagle Bancorp, Inc.*	1,037	50,512
eHealth, Inc.*	4,400	169,048
EMC Insurance Group, Inc.	7,749	246,806
Employers Holdings, Inc.	16,700	700,899
Encore Capital Group, Inc.*1	5,200	122,200
Enova International, Inc. *	6,900	134,274
Enstar Group Ltd.*	1,900	318,383
Enterprise Bancorp, Inc.	2,500	80,400
Enterprise Financial Services Corp.	2,400	90,312
ESSA Bancorp, Inc.	11,128	173,708
Farmers National Banc Corp.	5,600	71,344
FBL Financial Group, Inc. - Class A	13,600	892,840
Federal Agricultural Mortgage Corp. - Class C	4,408	266,420

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Financial (Continued)
Federated Investors, Inc. - Class B	4,300	$114,165
FedNat Holding Co.	1,100	21,912
Fidelity Southern Corp.	5,207	135,486
Financial Institutions, Inc.	7,330	188,381
First American Financial Corp.	4,060	181,238
First Bancorp, Inc.	2,070	54,441
First BanCorp/Puerto Rico	91,200	784,320
First Bancorp/Southern Pines NC1	5,900	192,694
First Bancshares, Inc.	1,086	32,852
First Bank/Hamilton NJ	1,300	15,756
First Busey Corp.	10,829	265,744
First Business Financial Services, Inc.	3,812	74,372
First Citizens BancShares, Inc. - Class A	300	113,115
First Commonwealth Financial Corp.	33,960	410,237
First Community Bankshares, Inc.	5,200	163,696
First Defiance Financial Corp.	12,800	313,728
First Financial Bancorp	21,513	510,288
First Financial Bankshares, Inc.[1]	9,500	548,055
First Financial Corp.	2,481	99,612
First Financial Northwest, Inc.	5,400	83,538
First Internet Bancorp	1,100	22,484
First Interstate BancSystem, Inc. - Class A	7,926	289,775
First Merchants Corp.	10,105	346,298
First Mid-Illinois Bancshares, Inc.	732	23,365
First Midwest Bancorp, Inc.[1]	28,600	566,566
First United Corp.	1,200	19,104
Flagstar Bancorp, Inc.*	7,400	195,360
Flushing Financial Corp.	8,900	191,617
FNB Corp.	13,152	129,416
Franklin Financial Network, Inc. *1	1,200	31,644
Fulton Financial Corp.	52,700	815,796
GAIN Capital Holdings, Inc.[1]	5,300	32,648
Genworth Financial, Inc. - Class A*	34,500	160,770
German American Bancorp, Inc.	3,387	94,057
Glacier Bancorp, Inc.	12,000	475,440
Global Indemnity Ltd.	2,000	72,460
Great Southern Bancorp, Inc.	2,715	124,971
Great Western Bancorp, Inc.	8,560	267,500
Green Bancorp, Inc.	4,000	68,560
Greenhill & Co., Inc.[1]	9,000	219,600
Guaranty Bancorp	1,500	31,125
Hallmark Financial Services, Inc.*	9,599	102,613
Hancock Whitney Corp.	14,800	512,820
Hanover Insurance Group, Inc.	7,500	875,775

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Financial (Continued)
HCI Group, Inc.[1]	800	$40,648
Heartland Financial USA, Inc.[1]	3,500	153,825
Heritage Commerce Corp.	4,740	53,752
Heritage Financial Corp.	6,170	183,372
Heritage Insurance Holdings, Inc.	3,400	50,048
HFF, Inc. - Class A	2,000	66,320
Hilltop Holdings, Inc.	14,647	261,156
HMN Financial, Inc.*	2,120	41,594
Home Bancorp, Inc.	3,920	138,768
HomeStreet, Inc.*	9,400	199,562
Hope Bancorp, Inc.	23,717	281,284
Horace Mann Educators Corp.	19,000	711,550
Horizon Bancorp, Inc.	6,841	107,951
IBERIABANK Corp.	10,671	685,932
Independence Holding Co.	3,950	139,040
Independent Bank Corp.	4,889	102,767
Independent Bank Corp./Rockland MA	5,600	393,736
Independent Bank Group, Inc.	3,300	151,041
International Bancshares Corp.	17,700	608,880
INTL. FCStone, Inc.*	1,945	71,148
Investment Technology Group, Inc.	8,875	268,380
Investors Title Co.	800	141,344
Kearny Financial Corp.	22,422	287,450
Kemper Corp.	23,311	1,547,384
Lakeland Bancorp, Inc.	13,435	198,972
Lakeland Financial Corp.	3,750	150,600
Legg Mason, Inc.	2,800	71,428
LendingTree, Inc.*1	100	21,957
Live Oak Bancshares, Inc.	3,000	44,430
LPL Financial Holdings, Inc.	3,400	207,672
Macatawa Bank Corp.	4,200	40,404
Marlin Business Services Corp.	4,400	98,252
MB Financial, Inc.	14,243	564,450
MBT Financial Corp.	7,000	65,100
McGrath RentCorp	8,035	413,642
Mercantile Bank Corp.	4,830	136,496
Mercury General Corp.	3,700	191,327
Meridian Bancorp, Inc.	3,300	47,256
MGIC Investment Corp.*	43,000	449,780
Midland States Bancorp, Inc.	2,100	46,914
MidWestOne Financial Group, Inc.	2,100	52,143
Mr Cooper Group, Inc.*	11,307	131,953
MutualFirst Financial, Inc.	1,926	51,174
National Bankshares, Inc.	700	25,501

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Financial (Continued)
National Commerce Corp.*	1,900	$68,400
National Western Life Group, Inc. - Class A	1,800	541,260
Navient Corp.	7,000	61,670
Navigators Group, Inc.	19,666	1,366,590
NBT Bancorp, Inc.	4,300	148,737
Nelnet, Inc. - Class A	8,000	418,720
New York Community Bancorp, Inc.	6,800	63,988
Nicolet Bankshares, Inc.*	1,765	86,132
NMI Holdings, Inc. - Class A*	6,000	107,100
Northfield Bancorp, Inc.	3,400	46,070
Northrim BanCorp, Inc.	3,320	109,128
Northwest Bancshares, Inc.	29,408	498,172
Norwood Financial Corp.	900	29,700
OceanFirst Financial Corp.	11,509	259,068
OFG Bancorp	19,600	322,616
Old Line Bancshares, Inc.	1,300	34,216
Old National Bancorp	36,466	561,576
Old Point Financial Corp.	861	18,796
Old Second Bancorp, Inc.	11,600	150,800
Oppenheimer Holdings, Inc. - Class A	4,800	122,640
Opus Bank	2,400	47,016
Oritani Financial Corp.	8,152	120,242
Pacific Premier Bancorp, Inc.*1	3,578	91,311
Park National Corp.	1,700	144,415
Parke Bancorp, Inc.	1,894	35,446
Peapack Gladstone Financial Corp.	3,895	98,076
Peoples Bancorp, Inc.	1,800	54,180
Pinnacle Financial Partners, Inc.[1]	5,723	263,830
Piper Jaffray Cos.[1]	5,600	368,704
Popular, Inc.	9,900	467,478
PRA Group, Inc.*1	9,150	222,986
Preferred Bank/Los Angeles CA1	3,200	138,720
Premier Financial Bancorp, Inc.	4,912	73,238
Primerica, Inc.[1]	1,900	185,649
ProAssurance Corp.	4,400	178,464
Protective Insurance Corp.	5,100	84,915
Provident Financial Holdings, Inc.	4,300	66,650
Provident Financial Services, Inc.	31,800	767,334
Ready Capital Corp.	5,600	77,448
Realogy Holdings Corp.[1]	7,500	110,100
Regional Management Corp.*	5,800	139,490
Renasant Corp.	13,203	398,467
Republic Bancorp, Inc. - Class A	1,500	58,080
Riverview Bancorp, Inc.	9,048	65,869

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Financial (Continued)
RLI Corp.[1]	4,200	$289,758
S&T Bancorp, Inc.[1]	10,016	379,005
Safety Insurance Group, Inc.	5,350	437,684
Sandy Spring Bancorp, Inc.	4,031	126,332
Seacoast Banking Corp. of Florida*	7,275	189,296
Selective Insurance Group, Inc.	25,493	1,553,543
ServisFirst Bancshares, Inc.[1]	1,800	57,366
Shore Bancshares, Inc.	3,600	52,344
SI Financial Group, Inc.	3,700	47,101
Sierra Bancorp	5,300	127,359
Simmons First National Corp. - Class A1	12,864	310,408
South State Corp.	3,389	203,171
Southern First Bancshares, Inc.*	1,300	41,691
Southern National Bancorp of Virginia, Inc.	3,504	46,323
Southside Bancshares, Inc.	6,366	202,121
State Auto Financial Corp.	15,545	529,152
State Bank Financial Corp.	2,300	49,657
Sterling Bancorp	31,896	526,603
Stewart Information Services Corp.	7,280	301,392
Stifel Financial Corp.	10,550	436,981
Stock Yards Bancorp, Inc.	1,450	47,560
Summit Financial Group, Inc.	2,801	54,087
TCF Financial Corp.	13,500	263,115
Third Point Reinsurance Ltd.*	26,000	250,640
Timberland Bancorp, Inc.	4,878	108,779
Tiptree, Inc.	8,100	45,279
Tompkins Financial Corp.	2,729	204,702
Towne Bank/Portsmouth VA	5,392	129,138
TriCo Bancshares	4,525	152,900
TriState Capital Holdings, Inc.*	2,300	44,758
Triumph Bancorp, Inc.*1	3,800	112,860
TrustCo Bank Corp. NY	19,200	131,712
Trustmark Corp.[1]	20,750	589,922
Two River Bancorp	1,890	28,841
Umpqua Holdings Corp.	16,724	265,912
Union Bankshares Corp.	14,727	415,743
United Bankshares, Inc.	4,341	135,049
United Community Banks, Inc.	14,100	302,586
United Community Financial Corp.	40,760	360,726
United Financial Bancorp, Inc.	7,289	107,148
United Fire Group, Inc.	15,070	835,631
United Insurance Holdings Corp.	3,006	49,960
Unity Bancorp, Inc.	1,903	39,506
Universal Insurance Holdings, Inc.	8,060	305,635

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Financial (Continued)
Univest Corp. of Pennsylvania	6,830	$147,323
Veritex Holdings, Inc.*	3,200	68,416
Virtus Investment Partners, Inc.	800	63,544
Waddell & Reed Financial, Inc. - Class A	11,600	209,728
Walker & Dunlop, Inc.[1]	7,100	307,075
Washington Federal, Inc.	28,200	753,222
Washington Trust Bancorp, Inc.	1,900	90,307
Waterstone Financial, Inc.	8,924	149,566
WesBanco, Inc.	15,349	563,155
Westamerica Bancorporation[1]	5,200	289,536
Western New England Bancorp, Inc.	13,581	136,353
Wintrust Financial Corp.	9,600	638,304
WisdomTree Investments, Inc.	7,100	47,215
World Acceptance Corp.*	2,700	276,102
WSFS Financial Corp.[1]	4,759	180,414
		60,862,618
Industrial – 16.4%
AAON, Inc.	3,400	119,204
AAR Corp.	18,600	694,524
Actuant Corp. - Class A	5,400	113,346
Advanced Energy Industries, Inc.*	5,300	227,529
Aegion Corp.*	13,589	221,772
Air Transport Services Group, Inc.*	20,600	469,886
Alamo Group, Inc.	3,900	301,548
Alarm.com Holdings, Inc.*	800	41,496
Albany International Corp. - Class A	3,000	187,290
Allied Motion Technologies, Inc.	3,506	156,683
American Superconductor Corp.*	3,900	43,485
American Woodmark Corp.*	1,600	89,088
Apogee Enterprises, Inc.	6,100	182,085
Applied Optoelectronics, Inc.*1	4,600	70,978
ArcBest Corp.	14,300	489,918
Ardmore Shipping Corp.*	7,800	36,426
Argan, Inc.	4,200	158,928
Armstrong Flooring, Inc.	8,200	97,088
Arotech Corp.*	11,900	31,178
Astec Industries, Inc.	3,497	105,574
Atlas Air Worldwide Holdings, Inc.*	14,250	601,208
AVX Corp.	14,300	218,075
Aware, Inc.*	10,800	38,988
AZZ, Inc.	3,600	145,296
Barnes Group, Inc.	14,900	798,938
Bel Fuse, Inc. - Class B	2,780	51,208
Belden, Inc.	1,200	50,124

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Industrial (Continued)
Benchmark Electronics, Inc.	29,100	$616,338
Boise Cascade Co.	19,600	467,460
Brady Corp. - Class A	5,300	230,338
Briggs & Stratton Corp.	21,100	275,988
Casella Waste Systems, Inc. - Class A*	4,500	128,205
CECO Environmental Corp.*	15,400	103,950
Chart Industries, Inc.*	8,200	533,246
Chase Corp.	1,200	120,060
Coherent, Inc.*	3,100	327,701
Columbus McKinnon Corp.	6,800	204,952
Comfort Systems USA, Inc.	6,800	297,024
Comtech Telecommunications Corp.	10,200	248,268
Costamare, Inc.	13,200	57,948
Covenant Transportation Group, Inc. - Class A*	6,242	119,846
CSW Industrials, Inc. *	1,760	85,096
Curtiss-Wright Corp.	6,000	612,720
DHT Holdings, Inc.	26,000	101,920
Dorian LPG Ltd.*	11,271	65,710
Ducommun, Inc.*	6,922	251,407
Eastern Co.	2,500	60,450
Echo Global Logistics, Inc.*	10,500	213,465
Electro Scientific Industries, Inc.*	3,450	103,362
EMCOR Group, Inc.	6,800	405,892
Encore Wire Corp.[1]	8,300	416,494
EnPro Industries, Inc.	2,100	126,210
ESCO Technologies, Inc.	6,050	398,998
Esterline Technologies Corp.*	7,240	879,298
Fabrinet*	13,100	672,161
FARO Technologies, Inc.*	1,200	48,768
Federal Signal Corp.	17,500	348,250
Forward Air Corp.	1,200	65,820
Franklin Electric Co., Inc.	800	34,304
Frontline Ltd./Bermuda*1	8,050	44,517
GasLog Ltd.	19,200	316,032
GATX Corp.	18,640	1,319,898
Gencor Industries, Inc.*	3,700	40,589
Generac Holdings, Inc.*	3,900	193,830
General Finance Corp.*	7,900	79,869
Genesee & Wyoming, Inc. - Class A*	2,200	162,844
Gibraltar Industries, Inc.*1	12,350	439,537
Global Brass & Copper Holdings, Inc.	2,200	55,330
Golar LNG Ltd.	1,700	36,992
Goldfield Corp.*	9,900	22,374
Granite Construction, Inc.[1]	7,705	310,357

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Industrial (Continued)
Great Lakes Dredge & Dock Corp.*	29,700	$196,614
Greenbrier Cos., Inc.	17,000	672,180
Greif, Inc. - Class A	8,900	330,279
Griffon Corp.	17,230	180,054
Harsco Corp.*	3,700	73,482
Haynes International, Inc.	4,300	113,520
Heartland Express, Inc.	3,600	65,880
Heritage-Crystal Clean, Inc.*	3,300	75,933
Hillenbrand, Inc.	2,900	109,997
Hub Group, Inc. - Class A*	12,700	470,789
Hurco Cos., Inc.	2,902	103,601
Hyster-Yale Materials Handling, Inc.	3,480	215,621
Ichor Holdings Ltd.*1	2,800	45,640
IES Holdings, Inc.*	7,900	122,845
II-VI, Inc.*	6,470	210,016
International Seaways, Inc. *	4,800	80,832
Intevac, Inc.*	11,300	59,099
Itron, Inc.*	2,300	108,767
Kadant, Inc.	3,190	259,857
Kaman Corp.	3,700	207,533
KBR, Inc.	9,100	138,138
KEMET Corp.	6,000	105,240
Kimball Electronics, Inc. *	16,200	250,938
Kirby Corp.*	2,500	168,400
Knowles Corp. *	22,400	298,144
Kratos Defense & Security Solutions, Inc.*	3,100	43,679
Lawson Products, Inc.*	2,446	77,294
Louisiana-Pacific Corp.	6,360	141,319
LS Starrett Co. - Class A	3,800	19,874
LSB Industries, Inc.*	9,300	51,336
Lydall, Inc.*	3,238	65,764
Manitowoc Co., Inc.*	2,700	39,879
Marten Transport Ltd.	24,900	403,131
MasTec, Inc.*1	4,344	176,193
Matson, Inc.	7,400	236,948
Milacron Holdings Corp.*	1,800	21,402
Moog, Inc. - Class A	5,600	433,888
MSA Safety, Inc.	2,400	226,248
Multi-Color Corp.	3,538	124,148
Myers Industries, Inc.	4,500	67,995
MYR Group, Inc.*	5,100	143,667
National Presto Industries, Inc.[1]	2,200	257,224
NN, Inc.	7,800	52,338
Nordic American Tankers Ltd.[1]	8,300	16,600

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Industrial (Continued)
Olympic Steel, Inc.	4,099	$58,493
Orion Group Holdings, Inc.*	16,100	69,069
Oshkosh Corp.	950	58,245
OSI Systems, Inc.*	1,400	102,620
Overseas Shipholding Group, Inc. - Class A*	23,800	39,508
PAM Transportation Services, Inc.*	2,006	79,056
Park Electrochemical Corp.	2,900	52,403
Park-Ohio Holdings Corp.	2,500	76,725
Perma-Fix Environmental Services*	8,500	19,975
Plexus Corp.*	13,900	710,012
Powell Industries, Inc.	1,900	47,519
Primoris Services Corp.	4,500	86,085
Raven Industries, Inc.	1,800	65,142
Regal Beloit Corp.	6,800	476,340
Rexnord Corp.*	8,800	201,960
Saia, Inc.*	4,700	262,354
Sanmina Corp.*	36,390	875,543
Scorpio Tankers, Inc.	92,300	162,448
Ship Finance International Ltd.[1]	16,765	176,535
Simpson Manufacturing Co., Inc.	2,100	113,673
Sparton Corp.*	3,700	67,303
SPX Corp.*	7,900	221,279
SPX FLOW, Inc. *	7,400	225,108
Standex International Corp.	500	33,590
Stoneridge, Inc.*	2,600	64,090
Strattec Security Corp.	1,392	40,090
Summit Materials, Inc. - Class A*	10,700	132,680
Synalloy Corp.	2,600	43,134
SYNNEX Corp.	10,635	859,733
Tech Data Corp.*	11,125	910,136
Teledyne Technologies, Inc.*	3,000	621,210
Terex Corp.	8,300	228,831
Tetra Tech, Inc.	7,350	380,510
Timken Co.	1,900	70,908
TimkenSteel Corp.*	6,100	53,314
TopBuild Corp. *	10,700	481,500
Transcat, Inc.*	5,141	97,782
Tredegar Corp.	18,192	288,525
Trex Co., Inc.*	5,000	296,800
TriMas Corp.*	8,300	226,507
Triumph Group, Inc.[1]	3,600	41,400
TTM Technologies, Inc.*	55,244	537,524
Tutor Perini Corp.*1	21,900	349,743
U.S. Concrete, Inc.*	1,300	45,864

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Industrial (Continued)
Ultralife Corp.*	5,000	$33,750
Universal Forest Products, Inc.	19,650	510,114
USA Truck, Inc.*	3,000	44,910
Vicor Corp.*	1,200	45,348
Vishay Intertechnology, Inc.	49,150	885,192
Vishay Precision Group, Inc.*	6,400	193,472
VSE Corp.	2,200	65,802
Watts Water Technologies, Inc. - Class A	3,400	219,402
Werner Enterprises, Inc.	18,600	549,444
Wesco Aircraft Holdings, Inc.*	8,900	70,310
Willis Lease Finance Corp.*	4,600	159,160
YRC Worldwide, Inc.*	6,400	20,160
		37,496,337
Technology – 6.0%
Agilysys, Inc.*	7,200	103,248
Allscripts Healthcare Solutions, Inc.*	13,100	126,284
Alpha & Omega Semiconductor Ltd.*	10,850	110,561
Amkor Technology, Inc.*	65,200	427,712
Axcelis Technologies, Inc.*	6,200	110,360
AXT, Inc.*	16,150	70,252
Brooks Automation, Inc.	9,400	246,092
Cabot Microelectronics Corp.	2,666	254,203
CACI International, Inc. - Class A*	10,000	1,440,300
Castlight Health, Inc. - Class B*	20,300	44,051
Cirrus Logic, Inc.*1	5,300	175,854
Cohu, Inc.	9,482	152,376
Computer Programs & Systems, Inc.	1,800	45,180
Cray, Inc.*	5,100	110,109
Cree, Inc.*1	27,500	1,176,312
CSG Systems International, Inc.	1,700	54,009
CTS Corp.	13,900	359,871
Cubic Corp.	6,600	354,684
Cypress Semiconductor Corp.	11,553	146,954
Digi International, Inc.*	12,600	127,134
Diodes, Inc.*	24,600	793,596
DSP Group, Inc.*	8,000	89,600
Electronics For Imaging, Inc.*	8,000	198,400
Engility Holdings, Inc.*	3,106	88,397
Entegris, Inc.	1,900	53,001
Evolent Health, Inc. - Class A*1	1,700	33,915
ExlService Holdings, Inc.*	1,810	95,242
FormFactor, Inc.*1	24,936	351,348
Glu Mobile, Inc.*	5,900	47,613

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Technology (Continued)
HubSpot, Inc.*	600	$75,438
Information Services Group, Inc.*	6,300	26,712
Insight Enterprises, Inc.*	18,500	753,875
Key Tronic Corp.*	7,700	43,505
Kopin Corp.*	19,100	19,081
Kulicke & Soffa Industries, Inc.	38,000	770,260
Lumentum Holdings, Inc.*	438	18,400
ManTech International Corp. - Class A	15,280	799,068
Mercury Systems, Inc.*	3,000	141,870
MKS Instruments, Inc.	2,500	161,525
Monotype Imaging Holdings, Inc.	5,100	79,152
MTS Systems Corp.	2,900	116,377
Nanometrics, Inc.*	1,200	32,796
NetScout Systems, Inc.*	15,500	366,265
New Relic, Inc.*	1,000	80,970
Omnicell, Inc.*	1,700	104,108
OneSpan, Inc.*	1,900	24,605
PAR Technology Corp.*	1,800	39,150
Photronics, Inc.*	35,700	345,576
Presidio, Inc.[1]	3,000	39,150
Rambus, Inc.*	8,800	67,496
Richardson Electronics Ltd./United States	3,900	33,891
Rudolph Technologies, Inc.*	8,570	175,428
StarTek, Inc.*	3,400	22,610
Stratasys Ltd.*	9,200	165,692
Sykes Enterprises, Inc.*	16,297	403,025
Synaptics, Inc.*	900	33,489
Synchronoss Technologies, Inc.*	9,000	55,260
Tabula Rasa HealthCare, Inc.*	1,100	70,136
Telenav, Inc.*	5,434	22,062
TiVo Corp.	17,460	164,299
TTEC Holdings, Inc.	4,500	128,565
Ultra Clean Holdings, Inc.*	10,100	85,547
Unisys Corp.*	1,400	16,282
Veeco Instruments, Inc.*	8,100	60,021
Verint Systems, Inc.*	1,800	76,158
Veritone, Inc.*	8,000	30,400
Virtusa Corp.*	1,600	68,144
Xperi Corp.	8,300	152,637
Zebra Technologies Corp. - Class A*	500	79,615
Zynga, Inc. - Class A*	105,900	416,187
		13,751,485

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
Utilities – 0.1%
Ameresco, Inc. - Class A*	8,713	$122,853
Total Common Stocks (Cost $185,749,869)		209,288,325
Preferred Stocks – 0.0%
Diversified – 0.0%
Steel Partners Holdings LP
6.00%, 2/7/2026[2]	2,291	48,615
Total Preferred Stocks (Cost $49,880)		48,615

	Principal Amount
Corporate Bonds – 0.0%
Industrial – 0.0%
Mueller Industries, Inc.
6.00%, 3/1/2027[2]	$22,000	20,170
Total Corporate Bonds (Cost $22,000)		20,170
	Number of Shares
Rights – 0.0%
Basic Materials – 0.0%
A Schulman, Inc.*	8,650	—
Financial – 0.0%
First Eagle Holdings, Inc.*	8,200	—
Total Rights (Cost $—)		—
Money Market Investments – 13.0%
Blackrock Liquidity Funds FedFund Portfolio, 2.48%[3,4]	3,972,120	3,972,120
Federated Treasury Obligations Fund - Class Institutional, 2.22%[3,5]	15,751,908	15,751,908
Invesco Government & Agency Portfolio, 2.56%[3,4]	9,964,506	9,964,506
Total Money Market Investments (Cost $29,688,534)		29,688,534

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

Value
Total Investments – 104.6% (Cost $215,510,283)	$239,045,644
Liabilities less other assets – (4.6)%	(10,434,812)
Total Net Assets – 100.0%	$228,610,832

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $13,454,966 at December 31, 2018.
[2]	Callable.
[3]	Variable rate security; the rate shown represents the rate at December 31, 2018.
[4]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $13,936,626 at December 31, 2018.
[5]	All or a portion of this security is segregated as collateral for options contracts. Total collateral had a fair value of $5,000,000 at December 31, 2018.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)	Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –	quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of December 31, 2018:

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks*
Basic Materials	$8,905,237	$-	$-		$8,905,237
Communications	9,867,702	-	-		9,867,702
Consumer, Cyclical	35,097,456	67,823	-		35,165,279
Consumer, Non-Cyclical	28,803,153	-	-		28,803,153
Energy	14,313,661	-	-		14,313,661
Financial	60,862,618	-	-		60,862,618
Industrial	37,496,337	-	-		37,496,337
Technology	13,751,485	-	-		13,751,485
Utilities	122,853	-	-		122,853
Preferred Stocks
Diversified	48,615	-	-		48,615
Corporate Bonds*
Industrial	-	20,170	-		20,170
Rights	-	-	-	**	-
Money Market Investments	29,688,534	-	-		29,688,534
Total Investments in Securities	$238,957,651	$87,993	$-		$239,045,644

*	All corporate bonds held in the Fund are classified as Level 2 securities.

**	The adviser valued these holdings at $0 as of December 31, 2018.

There were no transfers into or out of Level 3 during the reporting period.

(b)	Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of December 31, 2018 (Unaudited)

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At December 31, 2018, the value of securities loaned by the Fund was $13,454,966 and the Fund received cash collateral of $13,936,626. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

Item 2. Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	February 28, 2019

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	February 28, 2019